Expense Example - Integrity Dividend Harvest ETF - Integrity Dividend Harvest ETF	Jun. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 221